Schedule of Notes Included in Exchange Offer (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Aug. 21, 2014	Aug. 21, 2014
Old Notes in Exchange for 2020 New Notes | Verizon Communications
Debt Instrument [Line Items]
Exchange Offer, Principal Amount Accepted For Exchange	$ 3,120	$ 3,120
Old Notes in Exchange for 2020 New Notes | Verizon Communications | 3.65% Notes due 2018
Debt Instrument [Line Items]
Stated interest rate on debt instrument	3.65%	3.65%
Debt instrument maturity date	2018
Principal amount outstanding	4,750	4,750
Exchange Offer, Principal Amount Accepted For Exchange	2,052	2,052
Old Notes in Exchange for 2020 New Notes | Verizon Communications | 2.50% Notes due 2016
Debt Instrument [Line Items]
Stated interest rate on debt instrument	2.50%	2.50%
Debt instrument maturity date	2016
Principal amount outstanding	4,250	4,250
Exchange Offer, Principal Amount Accepted For Exchange	1,068	1,068
Old Notes in Exchange for 2046 New Notes | Verizon Communications | 6.40% Notes due 2033
Debt Instrument [Line Items]
Stated interest rate on debt instrument	6.40%	6.40%
Debt instrument maturity date	2033
Principal amount outstanding	6,000	6,000
Exchange Offer, Principal Amount Accepted For Exchange	1,645	1,645
Old Notes in Exchange for 2046 New Notes | Verizon Communications | 7.75% Notes due 2030
Debt Instrument [Line Items]
Stated interest rate on debt instrument	7.75%	7.75%
Debt instrument maturity date	2030
Principal amount outstanding	2,000	2,000
Exchange Offer, Principal Amount Accepted For Exchange	794	794
Old Notes in Exchange for 2046 New Notes | Verizon Communications | 7.35% Notes due 2039
Debt Instrument [Line Items]
Stated interest rate on debt instrument	7.35%	7.35%
Debt instrument maturity date	2039
Principal amount outstanding	1,000	1,000
Exchange Offer, Principal Amount Accepted For Exchange	520	520
Old Notes in Exchange for 2046 New Notes | Verizon Communications | 7.75% Notes due 2032
Debt Instrument [Line Items]
Stated interest rate on debt instrument	7.75%	7.75%
Debt instrument maturity date	2032
Principal amount outstanding	400	400
Exchange Offer, Principal Amount Accepted For Exchange	149	149
Old Notes in Exchange for 2046 New Notes | Alltel Corporation | 7.875% Notes due 2032
Debt Instrument [Line Items]
Stated interest rate on debt instrument	7.875%	7.875%
Debt instrument maturity date	2032
Principal amount outstanding	700	700
Exchange Offer, Principal Amount Accepted For Exchange	248	248
Old Notes in Exchange for 2046 New Notes | Alltel Corporation | 6.80% Notes due 2029
Debt Instrument [Line Items]
Stated interest rate on debt instrument	6.80%	6.80%
Debt instrument maturity date	2029
Principal amount outstanding	300	300
Exchange Offer, Principal Amount Accepted For Exchange	65	65
Old Notes in Exchange for 2046 New Notes | Verizon Communications And Alltel Corporation
Debt Instrument [Line Items]
Exchange Offer, Principal Amount Accepted For Exchange	3,421	3,421
Old Notes in Exchange for 2054 New Notes | Verizon Communications
Debt Instrument [Line Items]
Exchange Offer, Principal Amount Accepted For Exchange	4,330	4,330
Old Notes in Exchange for 2054 New Notes | Verizon Communications | 6.55% Notes due 2043
Debt Instrument [Line Items]
Stated interest rate on debt instrument	6.55%	6.55%
Debt instrument maturity date	2043
Principal amount outstanding	15,000	15,000
Exchange Offer, Principal Amount Accepted For Exchange	4,330	4,330
Old Notes in Exchange for 2054 New Notes | Verizon Communications | 6.40% Notes due 2038
Debt Instrument [Line Items]
Stated interest rate on debt instrument	6.40%	6.40%
Debt instrument maturity date	2038
Principal amount outstanding	1,750	1,750
Old Notes in Exchange for 2054 New Notes | Verizon Communications | 6.90% Notes due 2038
Debt Instrument [Line Items]
Stated interest rate on debt instrument	6.90%	6.90%
Debt instrument maturity date	2038
Principal amount outstanding	$ 1,250	$ 1,250